Segmented information - Schedule of reconciliations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Gross profit	$ 154,217	$ 101,548
General and administrative costs	56,844	29,855
Loss on disposal of property, plant and equipment	1,659	536
Equity earnings in affiliates and joint ventures	(25,815)	(37,053)
Interest expense	36,948	24,543
Change in fair value of contingent consideration	8,268	0
Gain on derivative financial instruments	(6,063)	(778)
Income before income taxes	85,963	84,445
Operating Segments
Segment Reporting Information [Line Items]
Gross profit	154,217	101,548
Segment Reconciling Items
Segment Reporting Information [Line Items]
General and administrative costs	56,844	29,855
Loss on disposal of property, plant and equipment	1,659	536
Equity earnings in affiliates and joint ventures	(25,815)	(37,053)
Interest expense	36,948	24,543
Change in fair value of contingent consideration	4,681	0
Gain on derivative financial instruments	$ (6,063)	$ (778)